ACCOUNTING POLICIES (10K) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Accounts Receivable, net of allowance for doubtful accounts:
Accounts Receivable, net of allowance for doubtful accounts	$ 6,734	$ 4,899	$ 5,971
Allowance for Doubtful Accounts:
Reclassification of the allowance for doubtful accounts in accounts payable	(2,851)	(2,814)	(1,309)
Accounts Payable:
Accounts payable	$ 11,529	$ 12,354	10,542
As Reported
Accounts Receivable, net of allowance for doubtful accounts:
Accounts Receivable, net of allowance for doubtful accounts			4,672
Allowance for Doubtful Accounts:
Reclassification of the allowance for doubtful accounts in accounts payable			(494)
Accounts Payable:
Accounts payable			9,243
Reclassification
Accounts Receivable, net of allowance for doubtful accounts:
Reclassification of balances included in accounts payable to accounts receivable			2,114
Reclassification of the allowance for doubtful accounts in accounts payable			(815)
Accounts Receivable, net of allowance for doubtful accounts			1,299
Allowance for Doubtful Accounts:
Reclassification of the allowance for doubtful accounts in accounts payable			(815)
Accounts Payable:
Reclassification of balances included in accounts payable to accounts receivable			2,114
Reclassification of the allowance for doubtful accounts in accounts payable			(815)
Accounts payable			$ 1,299